STOCKHOLDERS’ EQUITY (Details) - Schedule of restricted stock granted and exercisable - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Restricted stock granted, number granted (in Shares)	23,495,000	21,495,000
Restricted stock granted, weighted average fair value per share	$ 0.05	$ 0.049
Restricted stock vested, number vested (in Shares)	18,371,250	11,247,500
Restricted stock vested, weighted average fair value per share	$ 0.05	$ 0.049
Grant date Price 0.049 [Member]
Restricted stock granted, grant date price	$ 0.049	$ 0.049
Restricted stock granted, number granted (in Shares)	20,495,000	20,495,000
Restricted stock granted, weighted average fair value per share	$ 0.049	$ 0.049
Restricted stock vested, number vested (in Shares)	15,371,250	10,247,500
Restricted stock vested, weighted average fair value per share	$ 0.049	$ 0.049
Grant date Price 0.050 [Member]
Restricted stock granted, grant date price	$ 0.05	$ 0.05
Restricted stock granted, number granted (in Shares)	1,000,000	1,000,000
Restricted stock granted, weighted average fair value per share	$ 0.05	$ 0.05
Restricted stock vested, number vested (in Shares)	1,000,000	1,000,000
Restricted stock vested, weighted average fair value per share	$ 0.05	$ 0.05
Grant date Price 0.055 [Member]
Restricted stock granted, grant date price	$ 0.055
Restricted stock granted, number granted (in Shares)	2,000,000
Restricted stock granted, weighted average fair value per share	$ 0.055
Restricted stock vested, number vested (in Shares)	2,000,000
Restricted stock vested, weighted average fair value per share	$ 0.055